Financial instruments and risk management (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Trade accounts receivables	R$ 3,562	R$ 2,910
Total	101,575	91,741
Liabilities
Trade payables	16,963	13,221
Borrowings	53,232	42,236
Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	11,558	7,155
Trade accounts receivables	1,726	1,808
Total	13,284	8,963
Liabilities
Trade payables	13,128	9,993
Borrowings	49,567	37,642
Braskem Idesa borrowings	15,527	11,709
Loan from non-controlling shareholders of Braskem Idesa	1,050	2,490
Total	79,272	61,834
Net exposure	(65,988)	(52,872)
USD [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	10,757	6,421
Trade accounts receivables	1,626	1,760
Total	12,383	8,181
Liabilities
Trade payables	12,646	9,643
Borrowings	49,497	37,584
Braskem Idesa borrowings	15,527	11,709
Loan from non-controlling shareholders of Braskem Idesa	1,050	2,490
Total	78,720	61,426
Net exposure	(66,336)	(53,244)
EUR [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	272	225
Trade accounts receivables	13	12
Total	285	237
Liabilities
Trade payables	248	187
Borrowings	70	58
Loan from non-controlling shareholders of Braskem Idesa
Total	318	245
Net exposure	(33)	(9)
MXN [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	412	474
Trade accounts receivables
Total	412	474
Liabilities
Trade payables	224	163
Borrowings
Loan from non-controlling shareholders of Braskem Idesa
Total	224	163
Net exposure	188	311
Other Currencies [Member] | Foreign Exchange Risk [Member]
Assets
Cash, cash equivalents and financial investments	117	35
Trade accounts receivables	87	36
Total	204	71
Liabilities
Trade payables	10
Borrowings
Loan from non-controlling shareholders of Braskem Idesa
Total	10
Net exposure	R$ 194	R$ 71